Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 45,249	$ 40,249
Available-for-sale Securities, Gross Unrealized Gains	0	3
Available-for-sale Securities, Gross Unrealized Losses	(290)	(486)
Available-for-sale securities, Approximate Fair Value	44,959	39,766
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	45,249	39,000
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	(290)	(486)
Available-for-sale securities, Approximate Fair Value	$ 44,959	38,514
State and political subdivisions
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost		1,249
Available-for-sale Securities, Gross Unrealized Gains		3
Available-for-sale Securities, Gross Unrealized Losses		0
Available-for-sale securities, Approximate Fair Value		$ 1,252